The components of income tax expense (recovery) are as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax expense	$ 194,222	$ 5,617
Deferred tax recovery	(1,133,687)	(83,786)
Income tax recovery	$ (939,465)	$ (78,169)